INCOME TAXES (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax [Line Items]
Valuation allowance	$ 15,807	$ 9,516	$ 5,217
Enterprise income tax rate		25.00%
Foreign enterprise income tax rate		25.00%
Dividend withholding tax rate	10.00%	5.00%	5.00%
Dividend withholding tax expense	$ 715	$ 919	$ 3,589
Tax savings from exemption and preferential tax status	$ 1,508		$ 930
Effect of tax savings on earnings per share	$ 0.005		$ (.002)
Tax loss carryforward expiring 2016 [Member]
Income Tax [Line Items]
Tax loss carryforwards	$ 3,665
Tax loss carryforward expiration year	Jan. 01, 2016
Tax loss carryforward expiring 2017 [Member]
Income Tax [Line Items]
Tax loss carryforwards	$ 6,528
Tax loss carryforward expiration year	Jan. 01, 2017
Tax loss carryforward expiring 2018 [Member]
Income Tax [Line Items]
Tax loss carryforwards	$ 7,612
Tax loss carryforward expiration year	Jan. 01, 2018
Tax loss carryforward expiring 2019 [Member]
Income Tax [Line Items]
Tax loss carryforwards	$ 46,256
Tax loss carryforward expiration year	Jan. 01, 2019
Tax loss carryforward expiring 2020 [Member]
Income Tax [Line Items]
Tax loss carryforwards	$ 22,961
Tax loss carryforward expiration year	Jan. 01, 2020
Tax loss carryforward expiring 2023 [Member]
Income Tax [Line Items]
Tax loss carryforwards	$ 37
Tax loss carryforward expiration year	Jan. 01, 2023
Tax loss carryforward expiring 2025 [Member]
Income Tax [Line Items]
Tax loss carryforwards	$ 1,099
Tax loss carryforward expiration year	Jan. 01, 2025
Tax loss carryforward, indefinite life [Member]
Income Tax [Line Items]
Tax loss carryforwards	$ 10,663
Current Preferential Tax Rate [Member]
Income Tax [Line Items]
Enterprise income tax rate		15.00%
High New Tech Enterprise [Member]
Income Tax [Line Items]
Enterprise income tax rate		15.00%
Artek Microelectronics Co., Ltd. ("Artek Microelectronics Shenzhen") [Member]
Income Tax [Line Items]
Valuation allowance	1,956
Artek Microelectronics Co., Ltd. ("Artek Microelectronics Shenzhen") [Member] | Current Preferential Tax Rate [Member]
Income Tax [Line Items]
Income tax rate reduction, percentage					50.00%	50.00%
Artek Microelectronics Co., Ltd. ("Artek Microelectronics Shenzhen") [Member] | High New Tech Enterprise [Member]
Income Tax [Line Items]
Foreign enterprise income tax rate		25.00%
Actions Semiconductor Co., Ltd. ("Actions Semiconductor Zhuhai") [Member]
Income Tax [Line Items]
Valuation allowance	$ 8,285
Actions Semiconductor Co., Ltd. ("Actions Semiconductor Zhuhai") [Member] | High New Tech Enterprise [Member]
Income Tax [Line Items]
Enterprise income tax rate	25.00%	10.00%	10.00%	15.00%	15.00%
Shanghai Actions Semiconductor Co., Ltd. ("Actions Semiconductor Shanghai") [Member]
Income Tax [Line Items]
Valuation allowance	$ 24,530
Actions (Zhuhai) Technology Co., Ltd. ("Actions Technology Zhuhai") [Member]
Income Tax [Line Items]
Valuation allowance	24,414
Actions Technology (HK) Company Limited ("Actions Hong Kong") [Member]
Income Tax [Line Items]
Valuation allowance	10,663
Actions (Zhuhai) Microelectronics Co., Ltd. ("Actions Microelectronics Zhuhai") [Member]
Income Tax [Line Items]
Valuation allowance	$ 322